Employee Benefit Obligations and Share-Based Payments - Summary of Information about Share Options and RSU's Outstanding (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
$0.00 to $10.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	$ 0.00	$ 0.00	$ 0.00
$0.00 to $10.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	10.00	10.00	10.00
$10.01 to $20.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	10.01	30.01	10.01
$10.01 to $20.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	20.00	40.00	20.00
$20.01 to $30.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	20.01	20.01	20.01
$20.01 to $30.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	30.00	30.00	30.00
$30.01 to $40.00 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	30.01	10.01	30.01
$30.01 to $40.00 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	40.00	20.00	40.00
$40.01to $67.99 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	40.01	40.01	40.01
$40.01to $67.99 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of options and RSU's outstanding at year end	$ 67.99	$ 67.99	$ 67.99